ACQUISITIONS (Details) (USD $)	1 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended			1 Months Ended					1 Months Ended	12 Months Ended
	Jul. 31, 2010	Dec. 31, 2010	Jan. 31, 2012 Grayd	Nov. 30, 2011 Grayd	Dec. 31, 2011 Grayd	Dec. 31, 2010 Grayd	Nov. 18, 2011 Grayd	Jan. 31, 2012 Grayd Acquisition	Jan. 23, 2012 Grayd Acquisition	Sep. 30, 2011 La India Mine Project	Dec. 31, 2011 Tarachi exploration property	Dec. 20, 2011 Summit Gold Project	Jul. 31, 2010 Meliadine Mine Project	Dec. 31, 2010 Meliadine Mine Project	Dec. 31, 2009 Meliadine Mine Project	Jul. 06, 2010 Meliadine Mine Project	Apr. 02, 2010 Meliadine Mine Project
Business acquisition details
Number of Agnico-Eagle shares Comaplex shareholders received for each Comaplex share held																	0.1576
Number of Geomark shares Comaplex shareholders other than Agnico-Eagle and Performa received for each Comaplex share held																	1
Percentage of outstanding shares (fully diluted) of Comaplex held by Perfora prior to the acquisition																	17.30%
Percentage of outstanding shares (fully diluted) of Comaplex held by Agnico-Eagle prior to the acquisition																	12.30%
Number of shares issued for acquisition of mining claims and properties	15,000		68,941	1,250,477				68,941					10,210,848
Transaction costs associated with the acquisition							$ 3,800,000									$ 7,000,000
Total purchase price:
Comaplex shares previously purchased																88,683,000
Maximum cash payable to total consideration							165,954,000		9,300,000			8,500,000
Agnico-Eagle shares issued for acquisition							56,146,000									578,955,000
Total purchase price to allocate							222,100,000		11,800,000							667,638,000
Fair value of assets acquired:
Property							282,000,000									642,610,000
Goodwill							29,215,000									200,064,000
Cash and cash equivalents							2,907,000
Trade receivables							469,000
Other current assets							1,700,000
Supplies																542,000
Equipment							56,000									2,381,000
Accounts payable and accrued liabilities							(9,767,000)
Asset retirement obligation																(3,400,000)
Non-controlling interest							12,251,000
Deferred tax liability							(72,229,000)									(174,559,000)
Net assets acquired							222,100,000									667,638,000
Cost base of Comaplex shares previously purchased																24,100,000
Non-cash gain on acquisition of Comaplex		64,508,000												64,508,000
Pro forma results of operations
Pro forma net income (loss) attributed to common shareholders					$ (582,762,000)	$ 324,708,000								$ 331,516,000	$ 85,371,000
Pro forma net income (loss) per share-basic (in dollars per share)					$ (3.42)	$ 1.98								$ 2.04	$ 0.55
Percentage of outstanding shares acquired							94.77%			100.00%	100.00%	100.00%
Percentage of net smelter return the Company has to pay in royalties												2.00%